Goodwill and other intangible assets - Components of other intangible assets subject to amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets
Gross amount	$ 27,096	$ 39,695
Finite Lived Intangible Assets Accumulated Amortization	11,637	23,393
Finite-Lived Intangible Assets, Net	15,459	16,302
Core deposits
Finite-Lived Intangible Assets
Core deposits - Gross	12,810	12,810
Finite Lived Intangible Assets Accumulated Amortization	8,754	7,473
Finite-Lived Intangible Assets, Net	4,056	5,337
Other customer relationship
Finite-Lived Intangible Assets
Customer relationships - Gross	14,286	26,397
Finite Lived Intangible Assets Accumulated Amortization	2,883	15,684
Finite-Lived Intangible Assets, Net	$ 11,403	10,713
Trademarks
Finite-Lived Intangible Assets
Gross amount		488
Finite Lived Intangible Assets Accumulated Amortization		236
Finite-Lived Intangible Assets, Net		$ 252